Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 24, 2023
Entity Registrant Name	BNY Mellon ETF Trust
Entity Central Index Key	0001493580
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 24, 2023
Document Effective Date	Nov. 01, 2023
Prospectus Date	Nov. 01, 2023
BNY Mellon Responsible Horizons Corporate Bond ETF | BNY Mellon Responsible Horizons Corporate Bond ETF
Prospectus:
Trading Symbol	RHCB